EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

24.EVENTS AFTER THE REPORTING PERIOD

(a)	Layback Agreement

On December 21, 2020, we announced the Company had completed the Layback Agreement with Fresnillo following the previously announced non-binding letter agreement between Orla and Fresnillo dated March 23, 2020. Closing of the Layback Agreement was subject to receipt of approval from the Mexican Federal Competition Commission (known by its Spanish acronym "COFECE"), which approval was received on February 21, 2021.

The Layback Agreement allows Orla to expand the Camino Rojo Project oxide pit onto part of Fresnillo’s mineral concession located immediately north of Orla’s property. Orla will have access to oxide and transitional heap leachable mineral resources on Orla’s property below the open pit outlined in the 2019 Technical Report. The Layback Agreement provides Orla with the right to mine from Fresnillo’s mineral concession, and recover for Orla’s account, all oxide and transitional material amenable to heap leaching that are within an expanded open pit.

Pursuant to the terms of the Layback Agreement, we have agreed to pay Fresnillo total cash consideration of US$62.8 million through a staged payment schedule:

i.	US$25 million upon receipt of COFECE approval (paid February 22, 2021);
ii.	US$15 million upon the earlier of December 1, 2022, and 12 months following the commencement of commercial production at the Camino Rojo Project; and
iii.	US$22.8 million upon the earlier of December 1, 2023, and 24 months following the commencement of commercial production at the Camino Rojo Project.

The amounts payable after February 22, 2021 bear interest at 5% per annum, payable quarterly, until paid.

(b)	Share issuances upon exercise of warrants

Subsequent to the reporting period, the Company issued 7,439,744 common shares for proceeds of C$ 17,483,398  ($13,766,000) pursuant to the exercise of warrants (note 15(c)).

(c)	Share issuances upon exercise of stock options

Subsequent to the reporting period, 549,900 stock options were exercised, for gross proceeds to the Company of C$ 423,700  ($333,600) (note 24).